Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 99.0%
CANADA — 8.5%
Shopify, Inc., Class A *	9,194	$12,465,041
UNITED STATES — 90.5%
10X Genomics, Inc., Class A *	14,468	2,106,251
ABIOMED, Inc.*	7,361	2,396,153
Affirm Holdings, Inc.*	24,180	2,880,563
Alnylam Pharmaceuticals, Inc.*	10,420	1,967,400
Amazon.com, Inc.*	2,239	7,355,205
Appian Corp.*	20,763	1,920,785
Carvana Co.*	10,725	3,234,017
Chegg, Inc.*	43,001	2,924,928
Chewy, Inc., Class A *	36,991	2,519,457
Cloudflare, Inc., Class A *	30,165	3,398,087
CoStar Group, Inc.*	35,218	3,030,861
Coursera, Inc.*	53,518	1,693,845
Datadog, Inc., Class A *	14,161	2,001,657
Denali Therapeutics, Inc.*	35,396	1,785,728
DoorDash, Inc., Class A *	9,736	2,005,421
Duolingo, Inc.*	5,873	977,032
First Republic Bank	20,200	3,896,176
Ginkgo Bioworks Holdings, Inc.*	48,384	560,771
Glaukos Corp.*	7,455	359,107
Illumina, Inc.*	10,071	4,084,898
Lemonade, Inc.*	21,782	1,459,612
MarketAxess Holdings, Inc.	5,504	2,315,478
Moderna, Inc.*	29,529	11,364,531
Netflix, Inc.*	9,072	5,537,004
Novocure Ltd.*	18,994	2,206,533
NVIDIA Corp.	12,884	2,669,049
Peloton Interactive, Inc., Class A *	19,983	1,739,520
Penumbra, Inc.*	6,092	1,623,518
Pinterest, Inc., Class A *	29,806	1,518,616
Recursion Pharmaceuticals, Inc., Class A *	34,040	783,260
Redfin Corp.*	44,985	2,253,749
Roku, Inc.*	16,657	5,219,471
Sana Biotechnology, Inc.*	25,271	569,103
Snap, Inc., Class A *	23,813	1,759,066
Snowflake, Inc., Class A *	6,902	2,087,372
Teladoc Health, Inc.*	10,732	1,360,925
Tesla, Inc.*	9,327	7,232,902
Trade Desk, Inc. (The), Class A *	99,752	7,012,566
Twilio, Inc., Class A *	15,675	5,001,109
Vroom, Inc.*	58,695	1,295,399
Watsco, Inc.	7,492	1,982,533
Wayfair, Inc., Class A *	26,923	6,879,096
Workday, Inc., Class A *	10,452	2,611,850
Zillow Group, Inc., Class A *	13,812	1,223,467
Zoom Video Communications, Inc., Class A *	13,833	3,617,330
		132,421,401
TOTAL INVESTMENTS — 99.0%
(cost $109,609,005)		$144,886,442
Other assets less liabilities — 1.0%		1,418,438
NET ASSETS — 100.0%		$146,304,880

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$144,886,442	$–	$–	$144,886,442
Total	$144,886,442	$–	$–	$144,886,442

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.